Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest rate swaps	$ 403,710	$ (440,917)
Gain / (Loss) Recognized in Accumulated Other Comprehensive Income/ (Loss) - Effective Portion
Interest rate swaps	$ 403,710	$ (440,917)